Other Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Other Receivables

NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2018	As of December 31, 2017
Interest receivable	$3,381,550	$446,157
Others	71,018	85,871
Total	$3,452,568	$532,028

Interest receivable represents interest income earned on loans to third parties (See Note 5).